Income Taxes (Details Textual)	12 Months Ended
Dec. 31, 2016 USD ($)
Income Taxes (Textual)
Enterprise income tax rate ( in percentage)	25.00%
Net operating loss carry forward	$ 1,423,666
Operating loss carryforwards, expiration dates	Various dates between December 31, 2018 and 2020.